Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	620,000		2,070,000	1,060,000
Options' exercise price	$ 1.09		$ 0.96	$ 1.06
2002 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	3,000,000
Vesting schedule	immediately upon granting
Options' exercise price	$ 0.79
2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	7,703,185	[1]
Vesting schedule	immediately upon granting to four years
2004 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 0.79
2004 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 2.55
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	1,217,333	[2]
Vesting schedule	immediately upon granting to four years
2006 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 0.8101
2006 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 16.60
2006 Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	$ 2.91
2006 Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	$ 16.01
2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	3,205,217	[3]
Vesting schedule	immediately upon granting to four years
2007 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 1.20
2007 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 18.17
2007 Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	$ 2.47
2007 Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	$ 15.35
2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	1,000,000
Vesting schedule	immediately upon granting to six years
2008 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 2.47
2008 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 4.24
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	2,500,000	[4]
Vesting schedule	immediately upon granting to four years
2009 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 0.955
2009 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 2.47
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	2,200,000	[2]
Vesting schedule	three years
2010 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 0.8101
2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 1.14

[1]	The granted awards, net of forfeited or canceled shares, were within reserved shares of seven million common shares.
[2]	The granted awards, net of forfeited or canceled shares, were within reserved shares of one million common shares.
[3]	The granted awards, net of forfeited or canceled shares, were within reserved shares of two million common shares.
[4]	The granted awards, net of forfeited or canceled shares, were within reserved shares of one and a half million common shares.